NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2009	2010	2011
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(37,239)	$(4,917)	$(9,596)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	131,320,730	131,252,115	129,537,955
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	131,320,730	131,252,115	129,537,955
Net loss per ordinary share-basic	$(0.28)	$(0.04)	$(0.07)
Net loss per ordinary share-diluted	(0.28)	(0.04)	(0.07)

(i)	The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2009, 2010 and 2011, as their effects would have been anti- dilutive. For year 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 9,578,559, 14,408,559 and 15,269,198, respectively.